1

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

            PROPOSED REORGANIZTION OF FIFTH THIRD MUNICIPAL BOND FUND
              WITH AND INTO FEDERATED INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Bond Fund (the "Municipal Bond Fund") into the Federated Intermediate Municipal Trust, a portfolio of the Intermediate Municipal Trust, subject to the approval of shareholders of the Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Bond Fund will transfer all of its assets to the Federated Intermediate Municipal Trust in return for shares of the Federated Intermediate Municipal Trust. After the transfer, shares of the Federated Intermediate Municipal Trust will be distributed to the shareholders of the Municipal Bond Fund pro rata, with each holder of Institutional shares of the Municipal Bond Fund receiving Institutional shares of the Federated Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Bond Fund on the closing date of the Reorganization. The Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

PROPOSED REORGANIZATION OF FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND WITH AND
                  INTO FEDERATED INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Intermediate Municipal Bond Fund (the "Intermediate Municipal Bond Fund") into the Federated Intermediate Municipal Trust, a portfolio of the Intermediate Municipal Trust, subject to the approval of shareholders of the Intermediate Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Intermediate Municipal Bond Fund will transfer all of its assets to the Federated Intermediate Municipal Trust in return for shares of the Federated Intermediate Municipal Trust. After the transfer, shares of the Federated Intermediate Municipal Trust will be distributed to the shareholders of the Intermediate Municipal Bond Fund pro rata, with each holder of Institutional shares of the Intermediate Municipal Bond Fund receiving Institutional shares of the Federated Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Intermediate Municipal Bond Fund on the closing date of the Reorganization. The Intermediate Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Intermediate Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Intermediate Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Intermediate Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Intermediate Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE INTERMEDIATE MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

         PROPOSED REORGANIZATION OF FIFTH THIRD OHIO MUNICIPAL BOND FUND
               WITH AND INTO FEDERATED OHIO MUNICIPAL INCOME FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Ohio Municipal Bond Fund (the "Ohio Municipal Bond Fund") into the Federated Ohio Municipal Income Fund, a portfolio of the Federated Municipal Securities Income Trust, subject to the approval of shareholders of the Ohio Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Ohio Municipal Bond Fund will transfer all of its assets to the Federated Ohio Municipal Income Fund in return for shares of the Federated Ohio Municipal Trust. After the transfer, shares of the Federated Ohio Municipal Income Fund will be distributed to the shareholders of the Ohio Municipal Bond Fund pro rata, with each holder of Institutional shares of the Ohio Municipal Bond Fund receiving Class A shares of the Federated Ohio Municipal Income Fund in accordance with such shareholder's percentage ownership interest in such shares of the Ohio Municipal Bond Fund on the closing date of the Reorganization. The Ohio Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Ohio Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Ohio Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Ohio Municipal Income Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Ohio Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Ohio Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Ohio Municipal Income Fund.

EXISTING SHAREHOLDERS OF THE OHIO MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Ohio Municipal Income Fund, nor is it a solicitation of a proxy. For more information regarding the Federated Ohio Municipal Income Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

       PROPOSED REORGANIZATION OF FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
          WITH AND INTO FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Michigan Municipal Bond Fund (the "Michigan Municipal Bond Fund") into the Federated Michigan Intermediate Municipal Trust, a portfolio of the Federated Municipal Securities Income Trust, subject to the approval of shareholders of the Michigan Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Michigan Municipal Bond Fund will transfer all of its assets to the Federated Michigan Intermediate Municipal Trust in return for shares of the Federated Michigan Intermediate Municipal Trust. After the transfer, shares of the Federated Michigan Intermediate Municipal Trust will be distributed to the shareholders of the Michigan Municipal Bond Fund pro rata, with each holder of Institutional shares of the Michigan Municipal Bond Fund receiving Class A shares of the Federated Michigan Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Bond Fund on the closing date of the Reorganization. The Michigan Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Michigan Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Michigan Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Michigan Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Michigan Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Michigan Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Michigan Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE MICHIGAN MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Michigan Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Michigan Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

PROPOSED REORGANIZATION OF FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND WITH
                     AND INTO MICHIGAN MUNICIPAL CASH TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Michigan Municipal Money Market Fund (the "Michigan Municipal Money Market Fund") into the Michigan Municipal Cash Trust, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Michigan Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Michigan Municipal Money Market Fund will transfer all of its assets to the Michigan Municipal Cash Trust in return for shares of the Michigan Municipal Cash Trust. After the transfer, shares of the Michigan Municipal Cash Trust will be distributed to the shareholders of the Michigan Municipal Money Market Fund pro rata, with each holder of Class A shares of the Michigan Municipal Money Market Fund receiving Institutional Service shares of the Michigan Municipal Cash Trust in accordance with such shareholder's percentage ownership interest in such shares of the Michigan Municipal Money Market Fund on the closing date of the Reorganization. The Michigan Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Michigan Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Michigan Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Michigan Municipal Cash Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Michigan Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Michigan Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Michigan Municipal Cash Trust.

EXISTING SHAREHOLDERS OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Michigan Municipal Cash Trust, nor is it a solicitation of a proxy. For more information regarding the Michigan Municipal Cash Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Class A shares of the Municipal Money Market Fund receiving Institutional Service shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN PORTFOLIO MANAGERS

FIFTH THIRD MICRO CAP VALUE FUND AND FIFTH THIRD SMALL CAP VALUE FUND

1. Effective immediately, the biography for Mr. Holmes on page 96 of the Prospectus in the section "Fund Management--Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes is the Director of Micro Cap Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over eight years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998.

2. Effective immediately, the biography for Mr. Kremer on page 97 of the Prospectus in the section "Fund Management--Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

Joseph W. Kremer has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since July 2008 and of the FIFTH THIRD SMALL CAP VALUE FUND since November 2005, and is the Director of Small Cap Value Strategies. Mr. Kremer joined Fifth Third Asset Management in November 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. Mr. Kremer earned the Charter Financial Analyst designation and is a Certified Financial Planner.

3. Effective immediately, the biography for Mr. Moore on page 98 of the Prospectus in the section "Fund Management--Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

Ted Moore has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since July 2008. Mr. Moore joined Fifth Third Asset Management, Inc. in August 2006. Mr. Moore has 11 years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Private Client Group for six years and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keenan & Co. Mr. Moore earned a BA in history from Williams College, an M.B.A. in finance from Indiana University, and earned the Chartered Financial Analyst designation in 2000.

FIFTH THIRD INTERNATIONAL EQUITY FUND

Mr. Bill Natcher no longer serves as portfolio manager of the Fifth Third International Equity Fund as of June 2, 2008.


                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


ABCSUPP908

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

            PROPOSED REORGANIZTION OF FIFTH THIRD MUNICIPAL BOND FUND
              WITH AND INTO FEDERATED INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Bond Fund (the "Municipal Bond Fund") into the Federated Intermediate Municipal Trust, a portfolio of the Intermediate Municipal Trust, subject to the approval of shareholders of the Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Bond Fund will transfer all of its assets to the Federated Intermediate Municipal Trust in return for shares of the Federated Intermediate Municipal Trust. After the transfer, shares of the Federated Intermediate Municipal Trust will be distributed to the shareholders of the Municipal Bond Fund pro rata, with each holder of Institutional shares of the Municipal Bond Fund receiving Institutional shares of the Federated Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Bond Fund on the closing date of the Reorganization. The Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

PROPOSED REORGANIZATION OF FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND WITH AND
                  INTO FEDERATED INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Intermediate Municipal Bond Fund (the "Intermediate Municipal Bond Fund") into the Federated Intermediate Municipal Trust, a portfolio of the Intermediate Municipal Trust, subject to the approval of shareholders of the Intermediate Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Intermediate Municipal Bond Fund will transfer all of its assets to the Federated Intermediate Municipal Trust in return for shares of the Federated Intermediate Municipal Trust. After the transfer, shares of the Federated Intermediate Municipal Trust will be distributed to the shareholders of the Intermediate Municipal Bond Fund pro rata, with each holder of Institutional shares of the Intermediate Municipal Bond Fund receiving Institutional shares of the Federated Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Intermediate Municipal Bond Fund on the closing date of the Reorganization. The Intermediate Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Intermediate Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Intermediate Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Intermediate Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Intermediate Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE INTERMEDIATE MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

         PROPOSED REORGANIZATION OF FIFTH THIRD OHIO MUNICIPAL BOND FUND
               WITH AND INTO FEDERATED OHIO MUNICIPAL INCOME FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Ohio Municipal Bond Fund (the "Ohio Municipal Bond Fund") into the Federated Ohio Municipal Income Fund, a portfolio of the Federated Municipal Securities Income Trust, subject to the approval of shareholders of the Ohio Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Ohio Municipal Bond Fund will transfer all of its assets to the Federated Ohio Municipal Income Fund in return for shares of the Federated Ohio Municipal Trust. After the transfer, shares of the Federated Ohio Municipal Income Fund will be distributed to the shareholders of the Ohio Municipal Bond Fund pro rata, with each holder of Institutional shares of the Ohio Municipal Bond Fund receiving Class A shares of the Federated Ohio Municipal Income Fund in accordance with such shareholder's percentage ownership interest in such shares of the Ohio Municipal Bond Fund on the closing date of the Reorganization. The Ohio Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Ohio Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Ohio Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Ohio Municipal Income Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Ohio Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Ohio Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Ohio Municipal Income Fund.

EXISTING SHAREHOLDERS OF THE OHIO MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Ohio Municipal Income Fund, nor is it a solicitation of a proxy. For more information regarding the Federated Ohio Municipal Income Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

       PROPOSED REORGANIZATION OF FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
          WITH AND INTO FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Michigan Municipal Bond Fund (the "Michigan Municipal Bond Fund") into the Federated Michigan Intermediate Municipal Trust, a portfolio of the Federated Municipal Securities Income Trust, subject to the approval of shareholders of the Michigan Municipal Bond Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Michigan Municipal Bond Fund will transfer all of its assets to the Federated Michigan Intermediate Municipal Trust in return for shares of the Federated Michigan Intermediate Municipal Trust. After the transfer, shares of the Federated Michigan Intermediate Municipal Trust will be distributed to the shareholders of the Michigan Municipal Bond Fund pro rata, with each holder of Institutional shares of the Michigan Municipal Bond Fund receiving Class A shares of the Federated Michigan Intermediate Municipal Trust in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Bond Fund on the closing date of the Reorganization. The Michigan Municipal Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Michigan Municipal Bond Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Michigan Municipal Bond Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Federated Michigan Intermediate Municipal Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Michigan Municipal Bond Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Michigan Municipal Bond Fund and Federated Investment Management Company serves as the investment advisor of the Federated Michigan Intermediate Municipal Trust.

EXISTING SHAREHOLDERS OF THE MICHIGAN MUNICIPAL BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Federated Michigan Intermediate Municipal Trust, nor is it a solicitation of a proxy. For more information regarding the Federated Michigan Intermediate Municipal Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN PORTFOLIO MANAGERS

FIFTH THIRD MICRO CAP VALUE FUND AND FIFTH THIRD SMALL CAP VALUE FUND

1. Effective immediately, the biography for Mr. Holmes on page 79 of the Prospectus in the section "Fund Management--Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes is the Director of Micro Cap Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over eight years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998.

2. Effective immediately, the biography for Mr. Kremer on page 79 of the Prospectus in the section "Fund Management--Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

Joseph W. Kremer has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since July 2008 and of the FIFTH THIRD SMALL CAP VALUE FUND since November 2005, and is the Director of Small Cap Value Strategies. Mr. Kremer joined Fifth Third Asset Management in November 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. Mr. Kremer earned the Charter Financial Analyst designation and is a Certified Financial Planner.

3. Effective immediately, the biography for Mr. Moore on page 81 of the Prospectus in the section "Fund Management--Portfolio Managers" is hereby deleted in its entirety and replaced with the following:

Ted Moore has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since July 2008. Mr. Moore joined Fifth Third Asset Management, Inc. in August 2006. Mr. Moore has 11 years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Private Client Group for six years and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keenan & Co. Mr. Moore earned a BA in history from Williams College, an M.B.A. in finance from Indiana University, and earned the Chartered Financial Analyst designation in 2000.

FIFTH THIRD INTERNATIONAL EQUITY FUND

Mr. Bill Natcher no longer serves as portfolio manager of the Fifth Third International Equity Fund as of June 2, 2008.


                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008.

                       SHAREHOLDER FEES AND FUND EXPENSES

Dividend Growth Fund

The fee table for the Dividend Growth Fund on page 60 of the Prospectus in the section "Shareholder Fees and Funds Expenses--Fee Tables" was deleted in its entirety and replaced with the following on December 6, 2007:

------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               US EQUITY FUNDS (GROWTH)-
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                              FEE TABLE
------------------------------------------------------------------------------------------------------------------
                                                                            FIFTH THIRD DIVIDEND GROWTH FUND
------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                          None
------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                               None
------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                               None
------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                          0.80%
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                                 None
------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                           0.87%
------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(1)                                                         -
------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.67%
------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                                  0.94%(2)
------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                             0.73%
------------------------------------------------------------------------------------------------------------------

(1)      Amount is less than 0.01%, and is included in Other expenses.

(2) The Funds' Advisor and Administrator has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40-month period in which the expense limitation agreement is in effect. No reimbursement payments will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


STBDSUPP908

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                           PREFERRED SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMEIFPRSUPP908

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                            SELECT SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.


                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMEIFSESUPP908

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                             TRUST SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                    WITH AND INTO MUNICIPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMEIFTRSUPP908

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

       PROPOSED REORGANIZATION OF FIFTH THIRD MUNICIPAL MONEY MARKET FUND
                     WITH AND INTO MUNICPAL OBLIGATIONS FUND

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Municipal Money Market Fund (the "Municipal Money Market Fund") into the Municipal Obligations Fund, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Municipal Money Market Fund will transfer all of its assets to the Municipal Obligations Fund in return for shares of the Municipal Obligations Fund. After the transfer, shares of the Municipal Obligations Fund will be distributed to the shareholders of the Municipal Money Market Fund pro rata, with each holder of Preferred shares of the Municipal Money Market Fund receiving Institutional Capital shares of the Municipal Obligations Fund in accordance with such shareholder's percentage ownership interest in such shares of the Municipal Money Market Fund on the closing date of the Reorganization. The Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Municipal Obligations Fund. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Municipal Obligations Fund.

EXISTING SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Municipal Obligations Fund, nor is it a solicitation of a proxy. For more information regarding the Municipal Obligations Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



IMMISUPP908

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                            MONEY MARKET MUTUAL FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

PROPOSED REORGANIZATION OF FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND WITH
                     AND INTO MICHIGAN MUNICIPAL CASH TRUST

On July 30, 2008, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the reorganization of the Fifth Third Michigan Municipal Money Market Fund (the "Michigan Municipal Money Market Fund") into the Michigan Municipal Cash Trust, a portfolio of the Money Market Obligations Trust, subject to the approval of shareholders of the Michigan Municipal Money Market Fund (the "Reorganization"). The proposed Agreement and Plan of Reorganization provides that the Michigan Municipal Money Market Fund will transfer all of its assets to the Michigan Municipal Cash Trust in return for shares of the Michigan Municipal Cash Trust. After the transfer, shares of the Michigan Municipal Cash Trust will be distributed to the shareholders of the Michigan Municipal Money Market Fund pro rata, with each holder of Institutional shares of the Michigan Municipal Money Market Fund receiving Institutional Service shares of the Michigan Municipal Cash Trust in accordance with such shareholder's percentage ownership interest in such shares of the Michigan Municipal Money Market Fund on the closing date of the Reorganization. The Michigan Municipal Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Michigan Municipal Money Market Fund for approval at a special meeting expected to be held on or about November 21, 2008. Only those shareholders of record of the Michigan Municipal Money Market Fund as of the close of business on the record date September 22, 2008 will be entitled to vote on the proposed Reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Michigan Municipal Cash Trust. If approved at the special meeting, the Reorganization is proposed to take place within a reasonable time thereafter. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the Reorganization by either the Michigan Municipal Money Market Fund or its shareholders.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Michigan Municipal Money Market Fund and Federated Investment Management Company serves as the investment advisor of the Michigan Municipal Cash Trust.

EXISTING SHAREHOLDERS OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Michigan Municipal Cash Trust, nor is it a solicitation of a proxy. For more information regarding the Michigan Municipal Cash Trust, or to receive a copy of a prospectus/proxy statement relating to the proposed Reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.


                          CHANGE IN NAME OF DISTRIBUTOR

All references to ALPS Distributors, Inc. were changed to FTAM Funds Distributor, Inc. as of January 1, 2008


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



MMISUPP908

                                FIFTH THIRD FUNDS

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    SUPPLEMENT DATED SEPTEMBER 3, 2008 TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 29, 2007

Effective immediately, the section entitled "Fifth Third Funds
Management-Disclosure of Portfolio Holdings" beginning on page 77 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

         The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

         The Funds will make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent month's end. This information is posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds' file a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

         The Funds may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Funds' shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including the Fund adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, independent accounting firm, fund counsel, and proxy voting service provider.

         Except for entities that utilize FTAM model portfolios (e.g., overlay manages and wrap sponsors) which may or may not closely resemble Fund portfolios, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

         The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

Name of Vendor                  Type of Service           Frequency    Lag Time
--------------------------------------------------------------------------------
DDM Marketing &                 Marketing &               Weekly and   One day
   Communications                 Communications            Quarterly
Standard & Poor's               Ratings Agency            Weekly       One day
Moody's Investors Service       Ratings Agency            Weekly       One day
Fitch Ratings Ltd.              Ratings Agency            Weekly       One day
FactSet                         Portfolio analytics       Daily        N/A
Interactive Data Bond Edge      Portfolio analytics       Daily        N/A
Investor Tools - SMART/Perform  Portfolio analytics       Daily        N/A
Yield Book                      Portfolio analytics       Daily        N/A
Advent Axys                     Portfolio accounting      Daily        N/A
Able Noser                      Trade cost analysis       Monthly      Five days
SG Constellation                Distribution services     Weekly       One day
Fifth Third Bank                Portfolio management and  Daily        N/A
                                administrative support
Prima Capital Management, Inc.  Overlay manager           Daily        N/A
Merrill Lynch                   Wrap sponsor              Daily        N/A
Morgan Stanley                  Wrap sponsor              Daily        N/A
Fifth Third Securities          Wrap sponsor              Daily        N/A
Envestnet Asset Management      Overlay manager           Daily        N/A
--------------------------------------------------------------------------------

         Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the respective Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

         The Adviser and Subadviser shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Adviser and Subadviser, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the Adviser's and Subadviser's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and /or processes are reasonably designed to comply with the Procedures.

         If the CCO determines that the Adviser's, and/or Subadviser's, policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Adviser and/or Subadviser of such deficiency and request that the Adviser and/or subadviser indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

Effective immediately, the ownership information for High Yield Bond Fund-Class A for NFS LLC FEBO Orma Vanderkooi TTEE in the section entitled "Fifth Third Funds Management-Beneficial Ownership" on page 47 of the Statement of Additional Information is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------

                                   Percent of the Class Total Assets Held by the
             Fund/Class                              Shareholder
--------------------------------------------------------------------------------
High Yield Bond Fund - Class C                         55.39%
NFS LLC FEBO
Orma G. Vanderkooi TTEE
Orma G. Vanderkooi Family LIV TR
500 Michigan Ave
Holland, MI 49423-4740
--------------------------------------------------------------------------------

As of June 2, 2008, the section entitled "Portfolio Manager Information" beginning on page 84 of the Statement of Additional Information was amended to remove all references to Mr. Natcher since he no longer serves as a portfolio manager of the Fifth International Equity Fund.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAI908